Income Taxes - Tax Expense Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Current Tax	¥ 413,603	$ 64,904	¥ 324,620	¥ 282,422
Deferred Tax	(119,663)	(18,778)	(66,160)	(62,397)
Total	¥ 293,940	$ 46,126	¥ 258,460	¥ 220,025